                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               676 North St. Clair
                                   Suite 1600
                             Chicago, Illinois 60611
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               676 North St. Clair
                             Chicago, Illinois 60611
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (312) 951-7700

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (the "1940 Act") is as follows:

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (Unaudited)

                               SEPTEMBER 30, 2004


                                         PERCENTAGE
                                             OF             PAR          AMORTIZED
                                          PORTFOLIO        (000)           COST
                                         ----------      ---------     -------------
------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS                71.9%
------------------------------------------------------------------------------------

Federal Home Loan Bank
Discount Notes
1.65% (10/01/04)                                         $ 335,000     $ 335,000,000
                                                                       -------------
(Cost $335,000,000)



------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                        28.1%
------------------------------------------------------------------------------------

Goldman, Sachs & Co.
1.900% (10/01/04)
To be repurchased at $30,971,635
(Collateralized by $35,869,275
Federal National Mortgage
Association Bonds, 5.5%; due
03/01/34;
Market Value is $31,899,101.)                               30,970        30,970,000


Greenwich Capital Markets, Inc.
1.890% (10/01/04)
To be repurchased at 100,005,250
(Collateralized by $100,034,418
Federal National Mortgage Association
Bonds Federal Home Loan Mortgage
Corporation Bonds, 4.50% to 6.50%;
due 12/01/18 to 04/01/33;
Market Value is $103,002,989.)                             100,000       100,000,000


TOTAL REPURCHASE AGREEMENTS                                            $ 130,970,000
                                                                       -------------
(Cost $130,970,000)


TOTAL INVESTMENTS IN SECURITIES             100.0%                     $ 465,970,000
                                                                       =============
(Cost $465,246,262*)


* Aggregate cost for Federal tax purposes.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                  (Unaudtited)
                               SEPTEMBER 30, 2004

                                        PERCENTAGE
                                            OF            PAR             AMORTIZED
                                         PORTFOLIO       (000)               COST
                                       -------------  ------------   ---------------------
------------------------------------------------------------------------------------------
GOVERNMENT AGENCY OBLIGATIONS             27.6%
------------------------------------------------------------------------------------------

BONDS
Federal Home Loan Bank                    12.3%
1.65% (10/01/04)                                         $ 15,000            $ 15,000,000
1.38% (03/28/05)                                            3,000               3,000,000
1.43% (04/04/05)                                            3,000               3,000,000
1.41% (05/09/05)                                            8,000               8,000,000
                                                                             ------------
                                                                               29,000,000
                                                                             ------------

Federal Home Loan Mortgage Corporation     4.7%
1.42% (03/01/05)                                            6,000               6,000,000
1.29% (03/23/05)                                            5,000               5,000,000
                                                                             ------------
                                                                               11,000,000
                                                                             ------------
DISCOUNT NOTES
Federal National Mortgage Association     10.6%
1.35% (11/12/04)                                           10,000               9,984,250
1.60 % (11/24/04)                                          15,000              14,964,000
                                                                             ------------
                                                                               24,948,250
                                                                             ------------

TOTAL GOVERNMENT AGENCY OBLIGATIONS                                            64,948,250
                                                                             ------------
(Cost  $64,948,250)

-----------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT                   21.3%
-----------------------------------------------------------------------------------------

DOMESTIC CERTIFICATES OF DEPOSIT
   Bank of America N.A.
1.80% 10/01/04)                                            15,000              15,000,000
Citibank N.A.
1.52% (10/06/04)                                           10,000              10,000,000
   M & I Marshall & Ilsley Bank
1.85% (12/20/04)                                           10,000              10,000,000
  Wachovia Bank N.A.
1.80% (10/01/04)                                           15,000              15,000,000
                                                                             ------------

TOTAL CERTIFICATES OF DEPOSIT                                                  50,000,000
                                                                             ------------
(Cost  $50,000,000)

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                  (Unaudited)

                               SEPTEMBER 30, 2004
                                   (Continued)

                                        PERCENTAGE
                                            OF            PAR             AMORTIZED
                                         PORTFOLIO       (000)               COST
                                       -------------  ------------   ---------------------
------------------------------------------------------------------------------------------
CORPORATE DEBT                            46.0%
------------------------------------------------------------------------------------------

COMMERCIAL PAPER                          25.7%
ASSET BACKED SECURITIES
Amstel Funding Corp.
1.84% (12/15/04)                                          $ 4,100             $ 4,084,283
Atlantis One Funding Corp.
1.56% (10/21/04)                                            6,630               6,624,254
CRC Funding LLC
1.56% (10/19/04)                                            4,570               4,566,435
Crown Point Capital LLC
1.64% (11/03/04)                                           12,221              12,202,628
Edison Asset Securitization LLC
1.63% (11/02/04)                                           10,000               9,985,511
Galaxy Funding, Inc.
1.66% (11/22/04)                                            5,000               4,988,011
Scaldis Capital LLC
1.61% (11/10/04)                                            9,370               9,353,238
Silver Tower US Funding LLC
1.54% (10/05/04)                                            3,690               3,689,371
Thames Asset Global Securitization
1.78% (10/18/04)                                            5,000               4,995,797
                                                                              ------------
                                                                               60,489,528
                                                                              ------------

LIFE INSURANCE                             4.2%
Prudential Funding LLC
1.64%  (11/05/04)                                          10,000               9,984,056
                                                                              ------------

SHORT-TERM BUSINESS CREDIT INSTITUTIONS
2.1% General Electric Capital Corp.
1.54% (10/15/04)                                            4,906               4,903,062
                                                                              ------------


NOTES & BONDS                              4.3%
BANKS
Wells Fargo & Co.
1.69% (10/04/04)                                           10,000              10,000,000
                                                                              ------------

LIFE INSURANCE                             4.9%
ING Security Life Institutional Funding
1.79% (10/28/04)                                            1,500               1,501,445
Met Life Global Funding Inc.
1.88% (10/28/04)                                           10,000              10,000,000
                                                                              ------------
                                                                               11,501,445
                                                                              ------------

RETAIL - VARIETY STORES
4.3% Wal-Mart Stores, Inc.
1.70% (11/22/04)                                           10,000              10,001,221
                                                                              ------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                  (Unaudited)

                               SEPTEMBER 30, 2004
                                   (Concluded)

                                        PERCENTAGE
                                            OF            PAR             AMORTIZED
                                         PORTFOLIO       (000)               COST
                                       -------------  ------------   --------------------
-----------------------------------------------------------------------------------------
CORPORATE DEBT (continued)
-----------------------------------------------------------------------------------------

SECURITY BROKERS & DEALERS                 0.5%
   Racers Trust 2004-6-MM
1.83% (10/22/04)                                            1,290               1,290,000
                                                                            -------------

TOTAL CORPORATE DEBT                                                          108,169,312
                                                                            -------------
(Cost $108,169,312)


-----------------------------------------------------------------------------------------
MASTER NOTES                               1.5%
-----------------------------------------------------------------------------------------

Merrill Lynch Mortgage Capital, Inc.
1.92% (10/04/04)                                          $ 3,550           $   3,550,000


-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                      3.6%
-----------------------------------------------------------------------------------------

Goldman, Sachs & Co.
1.9% 10/01/04)
To be repurchased at $8,340,440
(Collateralized by $9,336,395
Federal National Mortgage Association
Bonds, 5.00%; due 03/01/34;
Market Value is $8,590,200.)                                8,340               8,340,000
                                                                            -------------
(Cost $8,340,000)


TOTAL INVESTMENTS IN SECURITIES           100.0%                            $ 235,007,562
                                                                            -------------
(Cost $235,007,562*)

* Aggregate cost for Federal tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.


By:  /s/ David P. Behnke
     ----------------------------------
Name:    David P. Behnke
Title:   President
Date:    November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/ David P. Behnke
     ----------------------------------
Name:    David P. Behnke
Title:   Principal Executive Officer
Date:    November 19, 2004


By:  /s/ Dale E. Palka
     ----------------------------------
Name:    Dale E. Palka
Title:   Principal Financial Officer
Date:    November 19, 2004